CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 104,943	$ 16,231
Restricted cash (Note 3)	95	269
Short-term investments (Note 6)	149,090	0
Inventory (Note 9)	17,656	463
Biological assets (Note 9)	8,440
Other current assets (Note 7)	5,830	515
Total current assets	286,054	17,478
Long-term investments (Note 6)	3,844	33,748
Long-term promissory notes receivable (Note 7)	27,431	6,987
Capital assets, net (Note 8)	45,043	11,039
Intangible assets, net (Note 5)	153,953	800
Goodwill (Note 5)	32,116	2,191
Deferred acquisition costs and deposits (Note 4)	22,100
Other non-current assets	1,280	766
Total non-current assets	285,767	55,531
TOTAL ASSETS	571,821	73,009
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	5,337	7,802
Taxes payable (Note 16)	218	1,114
Interest payable (Note 10)	541	143
Current portion of debt (Note 10)	15,144	20
Other current liabilities (Note 4, 5)	10,711	917
Total current liabilities	31,951	9,996
Long-term debt (Note 10)	491	27,598
Derivative liabilities (Note 10)		2,897
Deferred tax liability (Note 16)	30,527	0
Other liabilities (Note 4)	1,129	1,975
Total non-current liabilities	32,147	32,470
TOTAL LIABILITIES	64,098	42,466
Shareholders' equity (Note 11)	383,904	20,133
Non-controlling interests (Note 11)	123,819	10,410
TOTAL SHAREHOLDERS' EQUITY	507,723	30,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 571,821	$ 73,009